13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2005
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2005
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 62
From 13F Information Table Value Total (USD):  164,061,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

Abbott Labs		COM	002824100	690	17495	SH		SOLE
Aflac Inc.		COM	001055102	4260	91778	SH		SOLE
Altria Group		COM	718154107	1489	19929	SH		SOLE
American Express	COM	025816109	7294	141746	SH		SOLE
American Int'l Group	COM	026874107	17649	258671	SH		SOLE
Ameriprise Financial	COM			963	23498	SH		SOLE
Anheuser Busch		COM	035229103	3501	81488	SH		SOLE
Bank Of Amer		COM	060505104	912	19752	SH		SOLE
Beckman Coulter		COM	075811109	1917	33685	SH		SOLE
Berkshire Hathaway	COM	084670991	1684	19	SH		SOLE
Berkshire Hathaway B	COM	084670207	13967	4758	SH		SOLE
Bp Plc Adr		COM	055622104	493	7682	SH		SOLE
Chevron			COM	166764100	320	5629	SH		SOLE
Chubb			COM	171232101	334	3420	SH		SOLE
Citigroup Inc		COM	172967101	1510	31120	SH		SOLE
Coca-Cola		COM	191216100	2331	57823	SH		SOLE
Colgate Palmolive	COM	194162103	6604	120393	SH		SOLE
Comcast A		COM	200300200	255	9840	SH		SOLE
Comcast Corp A		COM	200300200	9445	367637	SH		SOLE
Costco Wholesale	COM	22160K105	6910	139689	SH		SOLE
Diageo (Guinness)	COM	25243q205	4740	81300	SH		SOLE
Disney			COM	254687106	1096	45725	SH		SOLE
Emerson Electric	COM	291011104	1059	14181	SH		SOLE
Exxon Mobil		COM	302290101	1597	28428	SH		SOLE
Fannie Mae		COM	313586109	4026	82487	SH		SOLE
Freddie Mac		COM	313400301	1622	24817	SH		SOLE
General Electric	COM	369604103	9219	263026	SH		SOLE
Golden Eagle Int'l	COM	380961102	3	100000	SH		SOLE
H & R Block		COM	093671105	274	11150	SH		SOLE
Hartford Fincl Svcs	COM	416515104	260	3026	SH		SOLE
Home Depot		COM	437076102	1608	39721	SH		SOLE
I.B.M.			COM	459200101	225	2737	SH		SOLE
Johnson & Johnson	COM	478160104	1689	28108	SH		SOLE
Keycorp Inc		COM	493267108	708	21496	SH		SOLE
MarchFirst Inc		COM	566244109	0	83415	SH		SOLE
Mercury General Corp	COM	589400100	3050	52387	SH		SOLE
Microsoft		COM	594918104	356	13608	SH		SOLE
Moody's Corp		COM	615369105	1598	26020	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	298	4000	SH		SOLE
Pepsico Inc.		COM	713448108	1779	30107	SH		SOLE
Pfizer			COM	717081103	6702	287379	SH		SOLE
Potlatch Corp		COM	737628107	489	9600	SH		SOLE
Procter & Gamble	COM	742718109	2895	50013	SH		SOLE
Rayonier Inc		COM	754907103	423	10623	SH		SOLE
Royal Dutch Shell A	COM			513	8345	SH		SOLE
Schering-Plough		COM	806605101	239	11442	SH		SOLE
Sherwin Williams	COM	824348106	699	15380	SH		SOLE
St Joe			COM	790148100	1076	16000	SH		SOLE
Sun Life Financial	COM	866796105	578	14399	SH		SOLE
Time Warner Inc		COM	887315109	8203	470352	SH		SOLE
U.S. Bancorp Del	COM	902973106	3030	101368	SH		SOLE
United Technologies	COM	913017109	2422	43326	SH		SOLE
Ust Inc Com		COM	902911106	449	11000	SH		SOLE
Viacom Inc Cl B		COM			1550	47558	SH		SOLE
Walmart			COM	931142103	5388	115125	SH		SOLE
Washington Post		COM	939640108	813	1063	SH		SOLE
Wells Fargo & Co.	COM	949746101	774	12311	SH		SOLE
Wesco Financial		COM	950817106	1269	3295	SH		SOLE
Weyerhaeuser Co		COM	962166104	2082	31391	SH		SOLE
Wr Berkley Corp		COM	084423102	6187	129919	SH		SOLE
Wyeth/Amer Home		COM	026609107	267	5806	SH		SOLE
Morgan Stanley DW Adj31 COM			280	18900	SH		SOLE